Share Capital (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure Of Classes Of Share Capital [Text Block]
	For the Year Ended March 31, 2022				For the Year Ended March 31, 2021
	Number	Amount			Number	Amount
Authorized share capital	240,000,000	Rs.	1,200		240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	166,301,231	Rs.	832		166,172,082	Rs.	831
Add: Equity shares issued pursuant to employee stock option plan (1)	124,618		-	*	129,149		1
Closing number of equity shares/share capital	166,425,849	Rs.	832		166,301,231	Rs.	832
Treasury shares (2)	468,471	Rs.	1,601		575,201	Rs.	1,967

*	Rounded to the nearest million.

(1)	During the years ended March 31, 2022 and 2021, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2002 and the Dr. Reddy’s Employees Stock Option Scheme, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607, Rs.2,814 or Rs. 3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to

“share premium” in the consolidated statements of changes in equity.

(2)	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2022 and 2021, an aggregate of 106,730 and 85,250 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814 or Rs. 3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As of March 31, 2022 and 2021, the ESOS Trust had outstanding 468,471 and 575,201 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,601 and Rs.1,967, respectively. Refer to Note 2
8
of these consolidated financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.

Disclosure of detailed information about dividends [Table Text Block]
Final dividends on equity shares (including dividend tax on distribution of such dividends, if any) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	For the Year Ended March 31,
	2022		2021		2020
Dividend per share (in absolute Rs.)	Rs.	25	Rs.	25	Rs.	20
Dividend distribution tax on the dividend paid		-		-		602
Dividend paid during the year		4,146		4,147		3,314